Income Taxes Income Tax Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Provision at statutory rate	$ 1,213	$ 1,080	$ 1,369
Permanent Differences [Abstract]
Foreign income taxed at different rates	(607)	(617)	(1,093)
Gain on sale of Skype	0	0	321
Change in valuation allowance	0	3	(1)
Stock-based compensation	33	(14)	32
State taxes, net of federal benefit	(26)	39	21
Tax credits	(43)	1	(8)
Divested business	21	(41)	34
Other	19	24	6
Income tax expense (benefit)	$ 610	$ 475	$ 681